DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS--114.7%

	ELECTRIC, GAS AND WATER--82.1%
2,131,240	Alliant Energy Corp.(a)	$ 105,581,630
1,338,300	Ameren Corp.(a)	101,295,927
1,106,000	American Electric Power Co., Inc.(a)	97,117,860
878,900	American Water Works Co.(a)	100,880,142
842,110	Aqua America, Inc.	35,326,514
732,000	Atmos Energy Corp.(a)	79,817,280
327,600	Black Hills Corp.	25,929,540
3,071,300	CenterPoint Energy, Inc.(a)(b)	89,098,413
1,783,000	CMS Energy Corp.(a)	103,806,260
1,147,000	Dominion Energy, Inc.(a)(b)	85,210,630
795,550	DTE Energy Co.(a)	101,122,360
1,000,000	Edison International(a)	74,540,000
1,296,855	Emera Inc. (Canada)	54,119,982
1,592,441	Evergy, Inc.(a)	96,326,756
1,346,700	Eversource Energy(a)(b)	102,160,662
690,000	FirstEnergy Corp.	30,339,300
1,079,800	Fortis Inc. (Canada)	42,775,917
502,100	NextEra Energy, Inc.(a)	104,020,057
1,010,250	Nextera Energy Partners, LP	49,138,560
2,655,000	NiSource Inc.(a)	78,826,950
800,000	Northwest Natural Holding Co.	57,136,000
2,300,000	OGE Energy Corp.(a)(b)	98,785,000
576,000	ONE Gas, Inc.	52,519,680
1,000,000	Pinnacle West Capital Corp.(a)	91,220,000
1,716,600	Public Service Enterprise Group Inc.(a)(b)	98,103,690
798,400	Sempra Energy(a)	108,127,312
1,500,000	South Jersey Industries, Inc.	51,075,000
1,906,150	Southern Co.(a)	107,125,630
903,000	Spire Inc.	74,416,230
1,205,400	WEC Energy Group, Inc.(a)	103,013,484
1,710,800	Xcel Energy Inc.(a)(b)	101,980,788
		2,500,937,554

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--18.6%
1,311,419	Antero Midstream Corp.	11,960,141
55,000	Cheniere Energy, Inc.*	3,583,250
230,941	Cheniere Energy Partners, LP	10,417,748
431,000	DCP Midstream LP	12,731,740
1,286,845	Enbridge Inc. (Canada)	42,967,755
2,904,062	Energy Transfer Equity LP	41,760,412

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2019
(Unaudited)

Shares	Description	Value
1,516,000	Enterprise Products Partners LP	$ 45,646,760
505,000	GasLog Partners LP (Marshall Islands)	10,882,750
350,000	Genesis Energy LP	7,997,500
310,000	Golar LNG Limited (Bermuda)	5,251,400
1,835,026	Kinder Morgan, Inc.(a)	37,838,236
427,090	Magellan Midstream Partners LP	28,247,733
145,000	Marathon Petroleum Corp.	8,176,550
1,061,852	MPLX LP	31,165,356
70,444	Noble Midstream Partners LP	2,183,060
312,150	ONEOK, Inc.	21,875,472
986,600	Pembina Pipeline Corp. (Canada)	35,980,866
178,419	Phillips 66 Partners LP	9,324,177
1,248,900	Plains All American Pipeline, LP	29,698,842
603,305	Tallgrass Energy, LP	11,565,357
615,120	Targa Resources Corp.	23,934,319
1,375,500	TC Energy Corp. (Canada)(a)	67,344,480
502,020	Westlake Chemical Partners LP	11,797,470
446,300	Western Midstream Partners, LP	12,050,100
1,663,500	The Williams Companies, Inc.	40,988,640
		565,370,114

	TELECOMMUNICATIONS--14.0%
289,000	American Tower Corp.	61,158,180
2,129,000	AT&T Inc.(a)(b)	72,492,450
951,515	BCE Inc. (Canada)(a)(b)	42,922,842
690,400	Crown Castle International Corp.(a)(b)	92,002,704
1,000,000	Orange SA (France)	14,947,392
1,280,300	Telus Corp. (Canada)	46,253,232
1,502,089	Verizon Communications Inc.(a)(b)	83,020,459
782,200	Vodafone Group Plc ADR (United Kingdom)	14,173,464
		426,970,723
	Total Common Stocks & MLP Interests (Cost $2,467,009,107)	3,493,278,391

Par Value

BONDS--16.1%

	ELECTRIC, GAS AND WATER--8.1%
$11,000,000	American Water Capital Corp.
	3.40%, 3/01/25(a)	$ 11,436,600
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36(a)(b)	29,525,311
9,000,000	CMS Energy Corp.
	5.05%, 3/15/22(a)	9,553,688
6,000,000	CMS Energy Corp.
	3.45%, 8/15/27	6,246,908
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	5,157,807

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2019
(Unaudited)

Par Value	Description	Value
$10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	$ 10,059,000
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,732,514
4,875,000	DTE Electric Co.
	3.45%, 10/01/20	4,926,171
10,000,000	Duke Energy Corp.
	3.15%, 8/15/2027	10,232,782
5,600,000	Edison International
	4 1/8%, 3/15/28	5,757,070
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	10,898,634
5,000,000	Entergy Louisiana, LLC
	4.44%, 1/15/26	5,418,569
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	4,351,661
7,000,000	Eversource Energy
	4 1/4%, 4/01/29	7,708,936
10,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24	10,416,764
7,000,000	Indiana Michigan Power Co.
	3.20%, 3/15/23	7,181,051
11,000,000	Interstate Power & Light
	3 1/4%, 12/01/24	11,380,689
14,000,000	NiSource Finance Corp.
	3.49%, 5/15/27	14,531,041
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	6,772,647
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22(a)(b)	11,764,156
5,000,000	Public Service Electric
	3.00%, 5/15/25	5,119,156
10,000,000	Public Service Electric
	3.00%, 5/15/27	10,252,201
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	5,168,248
9,000,000	Sempra Energy
	3.55%, 6/15/24	9,305,801
11,300,000	Southern Power Co.
	4.15%, 12/01/25	12,054,001
10,000,000	Virginia Electric & Power Co.
	3.15%, 1/15/26	10,373,158
4,000,000	Wisconsin Energy Corp.
	3.55%, 6/15/25	4,206,219
		246,530,783

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--3.9%
11,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26	11,984,539
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,521,668
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	11,565,412

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2019
(Unaudited)

Par Value	Description	Value
$ 6,000,000	Enterprise Products Operating LP
	5.20%, 9/01/20	$ 6,175,152
6,000,000	Enterprise Products Operating LP
	3.35%, 3/15/23	6,179,500
8,030,000	Kinder Morgan, Inc.
	6.85%, 2/15/20	8,206,566
9,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26	10,017,819
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	12,572,874
10,000,000	Phillips 66
	3.90%, 3/15/28	10,615,748
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	5,337,463
12,210,000	TransCanada PipeLines Ltd. (Canada)
	3 3/4%, 10/16/23	12,757,017
10,000,000	Williams Partners LP
	3.60%, 3/15/22	10,250,568
5,000,000	Williams Partners LP
	4.55%, 6/24/24	5,366,502
		118,550,828

	TELECOMMUNICATIONS--3.8%
4,500,000	American Tower Corp.
	5.00%, 2/15/24	4,946,603
5,500,000	American Tower Corp.
	3.00%, 6/15/23	5,592,007
5,000,000	AT&T Inc.
	4.45%, 4/01/24	5,381,545
10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, 2/15/30(a)	12,659,552
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	15,187,500
5,900,000	Comcast Corp.
	7.05%, 3/15/33	8,318,772
9,385,000	Crown Castle International Corp.
	4.45%, 2/15/26	10,225,703
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30(a)(b)	20,088,312
5,000,000	TCI Communications Inc.
	7 1/8%, 2/15/28	6,491,986
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	21,531,427
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	6,791,798
		117,215,205
	NON-UTILITY--0.3%
8,000,000	Dayton Hudson Corp.
	9 7/8%, 7/01/20(a)	8,494,911
		8,494,911
	Total Bonds (Cost $457,936,820)	490,791,727

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2019
(Unaudited)

Par Value	Description	Value
SHORT-TERM INVESTMENTS--1.3%

	U.S. TREASURY BILLS--1.3%
$19,000,000	2.30%, 8/08/19(c)	$ 18,992,870
19,000,000	2.18%, 9/05/19(c)	18,963,302

	Total Short-Term Investments (Cost $37,952,185)	37,956,172

TOTAL INVESTMENTS--132.1% (Cost $2,962,898,112)		4,022,026,290
Secured borrowings--(13.1)%		(400,000,000)
Secured notes--(9.9)%		(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(9.9)%		(300,000,000)
Other assets less other liabilities--0.8%		23,494,196
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$3,045,520,486

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

(c) Rate shown represents yield-to-maturity.

* Non-income producing.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS - (Continued)
July 31, 2019
(Unaudited)

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund's investments at July 31, 2019:

	Level 1	Level 2
Common stocks & MLP interests	$3,493,278,391	-
Bonds	-	$490,791,727
Short-Term Investments	-	37,956,172
Total	$3,493,278,391	$528,747,899

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund's website at www.dpimc.com/dnp or the Securities and Exchange Commission's website at www.sec.gov.